Derivative Financial Instruments and Off-balance-sheet Financial Instruments (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 entity	Dec. 31, 2011 Credit default swaps	Dec. 31, 2010 Credit default swaps	Dec. 31, 2011 Credit default swaps Single name	Dec. 31, 2010 Credit default swaps Single name	Dec. 31, 2011 Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2010 Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2011 Credit default swaps Single name High yield debt	Dec. 31, 2010 Credit default swaps Single name High yield debt	Dec. 31, 2011 Credit default swaps Single name Municipal.	Dec. 31, 2010 Credit default swaps Single name Municipal.	Dec. 31, 2011 Credit default swaps Baskets	Dec. 31, 2010 Credit default swaps Baskets	Dec. 31, 2011 Credit default swaps Tranche Investment grade corporate debt	Dec. 31, 2010 Credit default swaps Tranche Investment grade corporate debt	Dec. 31, 2011 Credit default swaps First-to-default Municipal.	Dec. 31, 2010 Credit default swaps First-to-default Municipal.	Dec. 31, 2011 AA Credit default swaps	Dec. 31, 2010 AA Credit default swaps	Dec. 31, 2011 AA Credit default swaps Single name	Dec. 31, 2010 AA Credit default swaps Single name	Dec. 31, 2011 AA Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2010 AA Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2011 AA Credit default swaps Single name Municipal.	Dec. 31, 2010 AA Credit default swaps Single name Municipal.	Dec. 31, 2011 A Credit default swaps	Dec. 31, 2010 A Credit default swaps	Dec. 31, 2011 A Credit default swaps Single name	Dec. 31, 2010 A Credit default swaps Single name	Dec. 31, 2011 A Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2010 A Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2011 A Credit default swaps Baskets	Dec. 31, 2010 A Credit default swaps Baskets	Dec. 31, 2011 A Credit default swaps First-to-default Municipal.	Dec. 31, 2010 A Credit default swaps First-to-default Municipal.	Dec. 31, 2011 BBB Credit default swaps	Dec. 31, 2010 BBB Credit default swaps	Dec. 31, 2011 BBB Credit default swaps Single name	Dec. 31, 2010 BBB Credit default swaps Single name	Dec. 31, 2011 BBB Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2010 BBB Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2011 BB and lower Credit default swaps	Dec. 31, 2010 BB and lower Credit default swaps	Dec. 31, 2011 BB and lower Credit default swaps Single name	Dec. 31, 2010 BB and lower Credit default swaps Single name	Dec. 31, 2011 BB and lower Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2010 BB and lower Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2011 BB and lower Credit default swaps Single name High yield debt	Dec. 31, 2010 BB and lower Credit default swaps Single name High yield debt	Dec. 31, 2011 BB and lower Credit default swaps Baskets	Dec. 31, 2010 BB and lower Credit default swaps Baskets	Dec. 31, 2011 BB and lower Credit default swaps Tranche Investment grade corporate debt	Dec. 31, 2010 BB and lower Credit default swaps Tranche Investment grade corporate debt
Credit Derivatives
Notional amount		$ 670	$ 632	$ 505	$ 467	$ 368	$ 326	$ 2	$ 6	$ 135	$ 135	$ 165	$ 165	$ 65	$ 65	$ 100	$ 100	$ 225	$ 185	$ 225	$ 185	$ 90	$ 50	$ 135	$ 135	$ 188	$ 248	$ 88	$ 148	$ 88	$ 148	$ 100	$ 100	$ 100	$ 100	$ 160	$ 103	$ 160	$ 103	$ 160	$ 103	$ 97	$ 96	$ 32	$ 31	$ 30	$ 25	$ 2	$ 6	$ 65	$ 65	$ 65	$ 65
Fair value		$ (81)	$ (74)	$ (19)	$ (18)	$ (7)	$ (4)			$ (12)	$ (14)	$ (62)	$ (56)	$ (29)	$ (19)	$ (33)	$ (37)
Term of credit default swaps (in years)	5Y
Number of credit derivative reference entity	125